VESSELS UNDER CAPITAL LEASE, NET (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2010 Special Purpose Entities [Member]	Dec. 31, 2009 Special Purpose Entities [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2010 Ship Finance International Limited [Member]	Dec. 31, 2009 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member] OBO [Member]	Dec. 31, 2011 Ship Finance International Limited [Member] Double Hull Suezmax [Member]	Dec. 31, 2011 Ship Finance International Limited [Member] Double Hull VLCC [Member]
VESSELS UNDER CAPITAL LEASE, NET [Abstract]
Cost	$ 2,073,779,000	$ 2,314,915,000
Accumulated depreciation	(1,051,607,000)	(887,389,000)
Net book value at end of year	1,022,172,000	1,427,526,000
Depreciation expense for vessels under capital lease	129,800,000	152,800,000	198,500,000
Outstanding Obligations Under Capital Leases: [Abstract]
Year Ended December 31, 2012	117,558,000
Year Ended December 31, 2013	115,435,000
Year Ended December 31, 2014	114,311,000
Year Ended December 31, 2015	147,155,000
Year Ended December 31, 2016	143,964,000
Thereafter	804,029,000
Minimum lease payments	1,442,452,000
Less: imputed interest	(429,216,000)
Present value of obligations under capital leases	1,013,236,000							926,821,000	926,821,000	1,289,897,000	1,462,753,000
Vessels under capital leases	32	37
Vessels leased from Ship Finance	28	31
Initial terms of leases, minimum (in years)	8
Initial terms of leases, maximum (in years)	22
Remaining periods on these leases, minimum (in years)	3
Remaining periods on these leases, maximum (in years)	15
Schedule of Capital Leased Assets [Line Items]
Vessels leased from variable interest entities					4	5
Original cost to the lessor of the assets under variable interest entity arrangement					258,000,000	383,000,000
Residual Value guarantees associated with leases					36,000,000
Profit share payment basis (in hundredths)					25.00%
Capital lease obligation reduction and corresponding reduction in vessels under capital lease					29,800,000
Sale leaseback, sale price				67,000,000
Gain on sale leaseback transaction				17,000,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)								20.00%	20.00%
Total profit share									500,000	30,600,000
Outstanding lease obligation settled in full from termination of lease agreement between Holyrood Shipping Plc and Dresdner Kleinwort Leasing	75,700,000
Number of vessel type on long term lease												5	6	17
Lease expiration minimum year								2015	2015
Lease expiration maximum year								2027	2027
Exercise of purchase option					56,090,000	0	0
Repayments of principal obligations under capital leases					56,113,000	20,579,000	35,215,000
Interest expense for capital leases					11,248,000	14,862,000	27,202,000
Leases, Schedule of Leased Assets [Line Items]
Agreed per day rate reduction								6,500	6,500
Period of rate reduction								4	4
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance								106,000,000	106,000,000
Total compensation paid in exchange for rate reduction								50,000,000	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments								56,000,000	56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates								100.00%	100.00%
Adjusted percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)								25.00%	25.00%
Reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms								126,500,000	126,500,000
Reduction in vessels under capital lease resulting from compensation payment								$ 106,500,000	$ 106,500,000